DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 135,886	$ 183,722	$ 491,544	$ 3,010,870	$ 3,188,019	$ 21,251,518
Cost of revenue	0	251,891	3,029	2,163,354	2,721,207	13,675,103
Gross Profit	135,886	(68,169)	488,515	847,516	466,812	7,576,415
General and Administrative	5,363,706	1,534,339	7,055,956	5,255,043	6,121,508	15,275,003
Total operating expenses	5,629,181	2,026,366	8,018,304	6,943,096	8,203,119	25,430,110
Net income from discontinued operations	0	276,529	0	535,126	1,074,391	1,121,257
Discontinued Operations [Member]
Revenue	0	1,085,980	0	3,592,700	3,576,667	4,120,755
Cost of revenue	0	808,402	0	3,056,524	2,502,276	2,949,587
Gross Profit	0	277,578	0	536,176	1,074,391	1,171,168
General and Administrative	0	1,049	0	1,050	0	49,939
Total operating expenses	0	1,049	0	1,050	0	49,939
Other Income					0	28
Net income from discontinued operations					$ 1,074,391	$ 1,121,257
Net income from discontinued operations	$ 0	$ 276,529	$ 0	$ 535,126